Income Tax Expenses Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 31,038	$ 14,937	$ 15,621
Deferred tax expense	24,867	27,680	2,601
Income tax expenses	$ 55,905	$ 42,617	$ 18,222